EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Partnership Units [Line Items]
Limited partners	$ 4,924	$ 4,173	$ 2,167
Total distributions	$ 1,169	$ 878	$ 1,244
Per unit (in dollars per share)	$ 1.40	$ 1.05	$ 1.33
Limited partners
Schedule of Partnership Units [Line Items]
Limited partners	$ 419	$ 358	$ 583
Redeemable/ exchangeable and special limited partnership units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Limited partners	748	504	587
Total distributions	743	499	581
Special LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	5	5	6
Exchange LP Units | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	0	1	4
FV LTIP of the Operating Partnership | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	2	2	2
BPR | Non-controlling interests
Schedule of Partnership Units [Line Items]
Total distributions	$ 0	$ 13	$ 68